Cover	Nov. 04, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ADIENT PLC
Entity Incorporation, State or Country Code	L2
Entity File Number	001-37757
Entity Tax Identification Number	98-1328821
Entity Address, Address Line One	25
Entity Address, Address Line Two	North Wall Quay
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	D01 H104
City Area Code	734
Local Phone Number	254-5000
Title of 12(b) Security	Ordinary Shares, par value $0.001
Trading Symbol	ADNT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001670541
Amendment Flag	false